INCOME TAXES - Deferred tax assets and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income taxes
Opening balance - assets	$ 12
Opening balance - liabilities		$ (254)
Net income statement movement	(103)	(23)
Changes in composition of the group		306
Other comprehensive income and other	36	4
Currency translation	(49)	(21)
Ending balance - assets		12
Ending balance - liabilities	(104)
Total Deferred tax assets and liabilities before adjustments
Income taxes
Opening balance - liabilities	(409)	(590)
Net income statement movement	(56)	82
Changes in composition of the group		73
Other comprehensive income and other	(30)	62
Currency translation	1	(37)
Ending balance - liabilities	(494)	(409)
Property and equipment
Income taxes
Opening balance - liabilities	(420)	(499)
Net income statement movement	(6)	32
Changes in composition of the group		74
Other comprehensive income and other	(13)	26
Currency translation	(4)	(54)
Tax rate changes		1
Ending balance - liabilities	(443)	(420)
Intangible assets
Income taxes
Opening balance - liabilities	(166)	(228)
Net income statement movement		32
Changes in composition of the group		(3)
Other comprehensive income and other	(4)	37
Currency translation	5	(3)
Tax rate changes		(1)
Ending balance - liabilities	(165)	(166)
Trade receivables
Income taxes
Opening balance - assets	30	21
Net income statement movement	19	13
Other comprehensive income and other	(4)	(1)
Currency translation	(9)	(3)
Ending balance - assets	36	30
Other assets
Income taxes
Opening balance - liabilities	(3)	(5)
Net income statement movement	(12)	3
Other comprehensive income and other	1
Currency translation	6	(1)
Ending balance - liabilities	(8)	(3)
Provisions
Income taxes
Opening balance - assets	29	23
Net income statement movement	3	3
Changes in composition of the group		3
Other comprehensive income and other	(3)	(1)
Currency translation	4	1
Ending balance - assets	33	29
Long-term debt
Income taxes
Opening balance - assets	25	9
Net income statement movement	(6)	9
Other comprehensive income and other	(7)	(1)
Currency translation	1	8
Ending balance - assets	13	25
Accounts payable
Income taxes
Opening balance - assets	94	71
Net income statement movement	38	8
Other comprehensive income and other	28	1
Currency translation	(27)	14
Ending balance - assets	133	94
Other liabilities
Income taxes
Opening balance - assets	53	45
Net income statement movement	(27)	7
Changes in composition of the group		1
Other comprehensive income and other	(33)	(2)
Currency translation	30	2
Ending balance - assets	23	53
Other movements and temporary differences
Income taxes
Opening balance - assets	23	20
Net income statement movement	(24)
Other comprehensive income and other		1
Currency translation		1
Ending balance - assets		23
Ending balance - liabilities	(1)
Deferred subnational income taxes and other
Income taxes
Opening balance - liabilities	(1)	(2)
Net income statement movement	2	1
Changes in composition of the group		(2)
Other comprehensive income and other	4	2
Currency translation	(4)
Ending balance - assets	1
Ending balance - liabilities		(1)
Withholding tax on undistributed earnings
Income taxes
Opening balance - liabilities	(73)	(45)
Net income statement movement	(43)	(26)
Other comprehensive income and other	1
Currency translation	(1)	(2)
Ending balance - liabilities	(116)	(73)
Tax losses and other balances carry forwards
Income taxes
Opening balance - assets	2,270	2,613
Net income statement movement	(47)	(89)
Changes in composition of the group		233
Other comprehensive income and other	197	(14)
Currency translation	(50)	(298)
Tax rate changes		(174)
Ending balance - assets	2,370	2,270
Non recognized deferred tax assets on losses and credits
Income taxes
Opening balance - liabilities	(1,822)	(2,263)
Other comprehensive income and other	(158)	(44)
Currency translation		311
Tax rate changes		174
Ending balance - liabilities	(1,980)	(1,822)
Non recognized deferred tax assets on temporary differences
Income taxes
Opening balance - liabilities	(27)	(14)
Net income statement movement		(16)
Other comprehensive income and other	$ 27
Currency translation		3
Ending balance - liabilities		(27)
Georgia
Income taxes
Amount of deductible temporary differences for which no deferred tax asset is recognized amounts		27
Wind Telecom S.p.A. | Non recognized deferred tax assets on losses and credits
Income taxes
Other comprehensive income and other		$ 3